united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St. Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 3/31

Date of reporting period: 9/30/16

Item 1. Reports to Stockholders.

IRON HORSE FUND

Semi-Annual Report
September 30, 2016

1-855-241-7514

www.ironhorsefund.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

IRON HORSE FUND
PORTFOLIO REVIEW
September 30, 2016 (Unaudited)

The Fund’s performance figures* for the periods ended September 30, 2016, as compared to its benchmarks:

					Inception -	Inception -
	Six Months	One Year	Three Years	Five Years	September 30, 2016 (a)	September 30, 2016 (b)
Iron Horse Fund - Class A	1.76%	5.04%	3.88%	8.11%	5.19%	N/A
Iron Horse Fund - Class A with Load	(4.11)%	(0.97)%	1.83%	6.84%	4.01%	N/A
Iron Horse Fund - Class I	1.82%	5.32%	4.10%	N/A	N/A	7.18%
S&P 500 Total Return Index (c)	6.40%	15.43%	11.16%	16.37%	11.81%	14.65%
CBOE S&P Buy Write Index (d)	5.09%	8.48%	7.50%	9.92%	6.97%	7.84%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated July 29, 2016 is 2.37% for the Class A and 2.12% for the Class I Shares. Class A shares are subject to a sales charge of 5.75% imposed on purchases. For performance information current to the most recent month-end, please call 1-855-241-7514.

(a)	Inception date is July 7, 2011.

(b)	Inception date is November 16, 2011.

(c)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

(d)	The CBOE S&P 500 Buy Write Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index. The BXM is a passive total return index based on (1) buying an S&P 500 stock index portfolio, and (2) “writing” (or selling) the near-term S&P 500 Index “covered” call option, generally on the third Friday of each month. Index returns assume the reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio Composition as of September 30, 2016
Top Ten Holdings by Industry	% of Net Assets
Retail	7.8%
Pharmaceuticals	7.3%
Electric	6.7%
Internet	6.2%
Insurance	5.9%
Oil & Gas	5.2%
Telecommunications	5.0%
Computers	4.8%
Banks	4.4%
Short Term Investments	10.0%
Other, Cash & Cash Equivalents	36.7%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund’s holdings.

IRON HORSE FUND

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 91.9%
	AEROSPACE/DEFENSE - 1.9%
900	Boeing Co. +	$118,566
1,000	United Technologies Corp. +	101,600
		220,166
	AGRICULTURE - 1.8%
2,100	Philip Morris International, Inc. + *	204,162

	APPAREL - 1.7%
2,100	Hanesbrands, Inc. +	53,025
2,700	NIKE, Inc. +	142,155
		195,180
	BANKS - 4.4%
1,400	Bank of New York Mellon Corp. +	55,832
2,700	JPMorgan Chase & Co. +	179,793
5,100	US Bancorp +	218,739
1,300	Wells Fargo & Co. +	57,564
		511,928
	BEVERAGES - 2.6%
4,100	Coca-Cola Co. +	173,512
1,200	PepsiCo, Inc. +	130,524
		304,036
	BIOTECHNOLOGY - 1.0%
200	Biogen, Inc. + *	62,606
700	Gilead Sciences, Inc.	55,384
		117,990
	CHEMICALS - 1.2%
1,100	LyondellBasell Industries NV +	88,726
500	Monsanto Co. +	51,100
		139,826
	COMPUTERS - 4.8%
3,900	Apple, Inc. +	440,895
5,200	Hewlett Packard Enterprise Co. +	118,300
		559,195
	COSMETICS/PERSONAL CARE - 2.7%
1,500	Colgate-Palmolive Co. +	111,210
2,200	Proctor & Gamble Co. +	197,450
		308,660
	DISTRIBUTION/WHOLESALE - 1.1%
1,500	Fastenal Co. +	62,670
300	WW Grainger, Inc. +	67,452
		130,122
	DIVERSIFIED FINANCIAL SERVICES - 2.8%
300	BlackRock, Inc. +	108,738
800	MasterCard, Inc. +	81,416
1,600	Visa, Inc. - Cl. A +	132,320
		322,474
	ELECTRIC - 6.7%
1,900	Dominion Resources, Inc. +	141,113
5,500	Exelon Corp. +	183,095
5,000	PPL Corp. +	172,850
5,500	Southern Co. +	282,150
		779,208
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
2,000	Emerson Electric Co. +	109,020

	ELECTRONICS - 1.0%
500	Honeywell International, Inc.	58,295
1,200	Johnson Controls International PLC	55,836
		114,131
	FOOD - 0.9%
2,300	Mondelez International, Inc. +	100,970

	HEALTHCARE - PRODUCTS - 2.8%
2,900	Abbot Laboratories +	122,641
800	Danaher Corp.	62,712
1,000	Medtronic PLC +	86,400
500	Stryker Corp. +	58,205
		329,958
	HEALTHCARE - SERVICES - 0.5%
300	Humana, Inc. +	53,067

See accompanying notes to financial statements.

IRON HORSE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 91.9% (Continued)
	INSURANCE - 5.9%
1,700	Allstate Corp. +	$117,606
1,700	American International Group, Inc. +	100,878
600	Aon PLC +	67,494
2,800	Berkshire Hathaway, Inc. - Cl. B + *	404,516
		690,494
	INTERNET - 6.2%
400	Alphabet, Inc. + *	321,624
700	Expedia, Inc. +	81,704
2,500	Facebook, Inc. - Cl. A + *	320,675
		724,003
	MEDIA - 2.3%
1,400	Comcast Corp. +	92,876
1,200	Time Warner, Inc. +	95,532
800	Walt Disney Co. +	74,288
		262,696
	MINING - 0.9%
9,400	Freeport-McMoran, Inc. +	102,084

	MISCELLANEOUS MANUFACTURING - 3.6%
14,300	General Electric Co. +	423,566

	OIL & GAS - 5.2%
2,300	Chevron Corp. +	236,716
3,000	Exxon Mobil Corp. +	261,840
1,500	Occidental Petroleum Corp. +	109,380
		607,936
	OIL & GAS SERVICES - 1.0%
1,500	Schlumberger Ltd. +	117,960

	PHARMACEUTICALS - 7.3%
1,800	AbbVie, Inc. +	113,526
700	Allergen PLC + *	161,217
1,600	Bristol-Myers Squibb Co. +	86,272
2,000	Eli Lilly & Co. +	160,520
700	Express Scripts Holding Co. + *	49,371
1,300	Mead Johnson Nutrition Co. +	102,713
5,000	Pfizer, Inc. +	169,350
		842,969
	RETAIL - 7.8%
2,000	CVS Health Corp. +	177,980
1,400	McDonald’s Corp. +	161,504
3,400	Starbucks Corp. +	184,076
800	Target Corp. +	54,944
1,400	Walgreens Boots Alliance, Inc. +	112,868
3,000	Wal-Mart Stores, Inc. +	216,360
		907,732
	SEMICONDUCTORS - 2.9%
8,800	Intel Corp. +	332,200

	SOFTWARE - 2.8%
8,300	Oracle Corp. +	326,024

	TELECOMMUNICATIONS - 5.0%
10,500	Cisco Systems, Inc. +	333,060
1,500	T-Mobile US, Inc. + *	70,080
3,500	Verizon Communications, Inc.	181,930
		585,070
	TRANSPORTATION - 2.2%
900	CH Robinson Worldwide, Inc.	63,414
700	Union Pacific Corp. +	68,271
1,100	United Parcel Service, Inc. +	120,296
		251,981

	TOTAL COMMON STOCKS (Cost - $10,858,580)	10,674,808

	PARTNERSHIP SHARES - 0.9%
4,100	Blackstone Group LP + (Cost $115,127)	104,673

See accompanying notes to financial statements.

IRON HORSE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Shares		Value
	SHORT TERM INVESTMENTS - 10.0%
1,162,808	Federated Government Obligations Fund - Institutional Class, 0.26% + ** (Cost - $1,162,808)	$1,162,808

	TOTAL INVESTMENTS - 102.8% (Cost - $12,136,515) (a)	$11,942,289
	CALL OPTIONS WRITTEN - (3.3)% (Proceeds - $318,560)	(388,098)
	OTHER ASSETS LESS LIABILITIES - 0.5%	66,338
	NET ASSETS - 100.0%	$11,620,529

Contracts ^		Value
	SCHEDULE OF CALL OPTIONS WRITTEN * - (3.3)%
14	Abbot Laboratories	$2,128
	Expiration November 2016, Exercise Price $42.00
15	Abbot Laboratories	2,385
	Expiration January 2017, Exercise Price $43.00
18	AbbVie, Inc.	2,430
	Expiration October 2016, Exercise Price $62.50
7	Allergan PLC	2,800
	Expiration October 2016, Exercise Price $235.00
17	Allstate Corp.	3,451
	Expiration January 2017, Exercise Price $70.00
3	Alphabet, Inc.	3,690
	Expiration October 2016, Exercise Price $805.00
1	Alphabet, Inc.	2,757
	Expiration November 2016, Exercise Price $805.00
7	American International Group, Inc.	2,093
	Expiration November 2016, Exercise Price $57.50
10	American International Group, Inc.	2,190
	Expiration January 2017, Exercise Price $60.00
6	Aon PLC	2,040
	Expiration October 2016, Exercise Price $110.00
19	Apple, Inc.	17,575
	Expiration November 2016, Exercise Price $105.00
20	Apple, Inc.	14,000
	Expiration January 2017, Exercise Price $110.00
14	Bank of New York Mellon Corp.	2,184
	Expiration December 2016, Exercise Price $40.00
17	Berkshire Hathaway, Inc.	5,015
	Expiration November 2016, Exercise Price $145.00
11	Berkshire Hathaway, Inc.	4,092
	Expiration December 2016, Exercise Price $145.00
3	BlackRock, Inc.	3,360
	Expiration January 2017, Exercise Price $370.00
2	Biogen, Inc.	4,300
	Expiration January 2017, Exercise Price $320.00
41	Blackstone Group LP	4,838
	Expiration January 2017, Exercise Price $26.00
9	Boeing Co.	3,195
	Expiration October 2016, Exercise Price $130.00
16	Bristol-Myers Squibb Co.	2,512
	Expiration January 2017, Exercise Price $57.50
9	CH Robinson Worldwide, Inc.	1,710
	Expiration January 2017, Exercise Price $72.50
14	Chevron Corp.	5,712
	Expiration October 2016, Exercise Price $100.00
9	Chevron Corp.	6,075
	Expiration November 2016, Exercise Price $97.50
52	Cisco Systems, Inc.	4,108
	Expiration October 2016, Exercise Price $31.00
53	Cisco Systems, Inc.	5,141
	Expiration January 2017, Exercise Price $32.00
41	Coca-Cola Co.	4,018
	Expiration January 2017, Exercise Price $43.00
15	Colgate-Palmolive Co.	3,900
	Expiration November 2016, Exercise Price $72.50
14	Comcast Corp.	2,464
	Expiration October 2016, Exercise Price $65.00
20	CVS Caremark Corp.	3,800
	Expiration January 2017, Exercise Price $92.50
8	Danaher Corp.	1,400
	Expiration October 2016, Exercise Price $77.50
19	Dominion Resources, Inc.	4,370
	Expiration January 2017, Exercise Price $75.00

See accompanying notes to financial statements.

IRON HORSE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Contracts ^		Value
	SCHEDULE OF CALL OPTIONS WRITTEN * (Continued) - (3.3)%
10	Eli Lilly & Co.	$3,450
	Expiration October 2016, Exercise Price $77.50
10	Eli Lilly & Co.	4,850
	Expiration January 2017, Exercise Price $82.50
20	Emerson Electric Co.	5,200
	Expiration October 2016, Exercise Price $52.50
55	Exelon Corp.	1,760
	Expiration October 2016, Exercise Price $34.00
7	Express Scripts Holding C	1,827
	Expiration January 2017, Exercise Price $72.50
7	Expedia, Inc.	5,600
	Expiration October 2016, Exercise Price $110.00
15	Exxon Mobil Corp.	4,440
	Expiration October 2016, Exercise Price $85.00
15	Exxon Mobil Corp.	5,400
	Expiration November 2016, Exercise Price $85.00
19	Facebook, Inc.	8,170
	Expiration October 2016, Exercise Price $125.00
6	Facebook, Inc.	2,520
	Expiration November 2016, Exercise Price $130.00
15	Fastenal Co.	2,250
	Expiration October 2016, Exercise Price $41.00
57	Freeport-McMoran, Inc.	4,902
	Expiration November 2016, Exercise Price $11.00
37	Freeport-McMoran, Inc.	3,219
	Expiration January 2017, Exercise Price $12.00
143	General Electric Co.	11,726
	Expiration January 2017, Exercise Price $30.00
7	Gilead Sciences, Inc.	2,212
	Expiration January 2017, Exercise Price $82.50
21	Hanesbrands, Inc.	2,436
	Expiration January 2017, Exercise Price $26.00
5	Honeywell International, Inc.	1,250
	Expiration January 2017, Exercise Price $120.00
3	Humana, Inc.	1,800
	Expiration November 2016, Exercise Price $180.00
88	Intel Corp.	25,960
	Expiration October 2016, Exercise Price $35.00
12	Johnson Controls International	3,180
	Expiration January 2017, Exercise Price $46.00
27	JPMorgan Chase & Co.	5,697
	Expiration January 2017, Exercise Price $67.50
11	LyondellBasell Industries	8,360
	Expiration December 2016, Exercise Price $75.00
8	MasterCard, Inc.	4,320
	Expiration January 2017, Exercise Price $100.00
14	McDonald’s Corp.	5,460
	Expiration January 2017, Exercise Price $115.00
13	Mead Johnson Nutrition Co.	6,110
	Expiration January 2017, Exercise Price $77.50
10	Medtronics PLC	2,000
	Expiration October 2016, Exercise Price $85.00
23	Mondelez International, Inc.	4,968
	Expiration November 2016, Exercise Price $43.00
5	Monsanto Co.	1,090
	Expiration January 2017, Exercise Price $105.00
27	NIKE, Inc.	4,104
	Expiration January 2017, Exercise Price $55.00
15	Occidental Petroleum Corp.	7,965
	Expiration January 2017, Exercise Price $70.00
45	Oracle Corp.	2,385
	Expiration November 2016, Exercise Price $40.00
38	Oracle Corp.	4,712
	Expiration January 2017, Exercise Price $40.00
12	PepsiCo, Inc.	5,280
	Expiration October 2016, Exercise Price $105.00
25	Pfizer, Inc.	2,775
	Expiration January 2017, Exercise Price $34.00
25	Pfizer, Inc.	700
	Expiration October 2016, Exercise Price $34.50

See accompanying notes to financial statements.

IRON HORSE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Contracts ^		Value
	SCHEDULE OF CALL OPTIONS WRITTEN * (Continued) - (3.3)%
11	Philip Morris International, Inc.	$1,551
	Expiration November 2016, Exercise Price $100.00
10	Philip Morris International, Inc.	1,880
’	Expiration December 2016, Exercise Price $100.00
19	PPL Corp.	1,710
	Expiration October 2016, Exercise Price $34.00
31	PPL Corp.	2,418
	Expiration January 2017, Exercise Price $36.00
22	Procter & Gamble Co.	6,820
	Expiration November 2016, Exercise Price $87.50
11	Schlumberger Ltd.	5,720
	Expiration November 2016, Exercise Price $75.00
4	Schlumberger Ltd.	1,764
	Expiration January 2017, Exercise Price $77.50
34	Southern Co.	3,706
	Expiration January 2017, Exercise Price $52.50
21	Southern Co.	609
	Expiration October 2016, Exercise Price $52.50
34	Starbucks Corp.	6,324
	Expiration January 2017, Exercise Price $55.00
5	Stryker Corp.	1,250
	Expiration October 2016, Exercise Price $115.00
8	Target Corp.	2,816
	Expiration January 2017, Exercise Price $67.50
15	T-Mobile US, Inc.	3,810
	Expiration October 2016, Exercise Price $45.00
12	Time Warner, Inc.	6,000
	Expiration October 2016, Exercise Price $75.00
7	Union Pacific Corp.	3,430
	Expiration November 2016, Exercise Price $95.00
11	United Parcel Service, Inc.	3,124
	Expiration October 2016, Exercise Price $108.00
10	United Technologies Corp.	2,200
	Expiration January 2017, Exercise Price $105.00
51	US Bancorp	8,415
	Expiration January 2017, Exercise Price $43.00
16	Visa, Inc.	1,728
	Expiration October 2016, Exercise Price $83.00
12	Verizon Communications, Inc.	1,464
	Expiration January 2017, Exercise Price $52.50
23	Verizon Communications, Inc.	966
	Expiration October 2016, Exercise Price $52.50
14	Walgreens Boots Alliance, Inc.	6,230
	Expiration January 2017, Exercise Price $80.00
15	Wal-Mart Stores, Inc.	4,155
	Expiration October 2016, Exercise Price $70.00
15	Wal-Mart Stores, Inc.	3,915
	Expiration January 2017, Exercise Price $72.50
8	Walt Disney Co.	2,912
	Expiration January 2017, Exercise Price $92.50
13	Wells Fargo & Co.	1,560
	Expiration January 2017, Exercise Price $46.00
3	WW Grainger, Inc.	3,810
	Expiration January 2017, Exercise Price $220.00
	TOTAL CALL OPTIONS WRITTEN (Proceeds $318,560)	$388,098

PLC - Public Limited Company

+	All or a portion of the security is held as collateral for call options.

*	Non-income producing securities.

^	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

**	Money market fund; interest rate reflects seven-day effective yield on September 30, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including call options written) is $12,134,259 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$182,569
Unrealized depreciation:	(762,637)
Net unrealized depreciation:	$(580,068)

See accompanying notes to financial statements.

IRON HORSE FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2016 (Unaudited)

ASSETS
Investment securities:
At cost	$12,136,515
At value	$11,942,289
Cash held as collateral for written options	619
Receivable for securities sold	188,285
Dividends receivable	17,304
Due from Broker	15,666
Receivable for Fund shares sold	10,761
Prepaid expenses and other assets	30,577
TOTAL ASSETS	12,205,501

LIABILITIES
Options written, at value (Proceeds $318,560)	388,098
Payable for investments purchased	121,593
Payable for Fund shares repurchased	30,616
Payable to related parties	16,504
Investment advisory fees payable	14,599
Distribution (12b-1) fees payable	1,226
Accrued expenses and other liabilities	12,336
TOTAL LIABILITIES	584,972
NET ASSETS	$11,620,529

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$13,070,997
Undistributed net investment gain	14,686
Accumulated net realized loss from security transactions and options contracts	(1,201,390)
Net unrealized depreciation of investments and options contracts	(263,764)
NET ASSETS	$11,620,529

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$3,632,814
Shares of beneficial interest outstanding	363,674
Net asset value (Net Assets ÷ Shares Outstanding)	$9.99
Maximum offering price per share (maximum sales charges of 5.75%)	$10.60

Class I Shares:
Net Assets	$7,980,601
Shares of beneficial interest outstanding	798,722
Net asset value (Net Assets ÷ Shares Outstanding) offering and redemption price per share	$9.99

See accompanying notes to financial statements.

IRON HORSE FUND
STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends	$170,373
Interest	1,161
TOTAL INVESTMENT INCOME	171,534

EXPENSES
Investment advisory fees	75,803
Distribution (12b-1) fees:
Class A	9,628
Administrative services fees	26,474
Registration fees	20,054
Transfer agent fees	18,124
Accounting services fees	12,427
Legal fees	8,486
Audit fees	8,273
Printing and postage expenses	7,658
Compliance officer fees	7,232
Trustees fees and expenses	6,073
Custodian fees	6,017
Other expenses	5,900
TOTAL EXPENSES	212,149

Fees waived/reimbursed by the Advisor	(61,795)

NET EXPENSES	150,354

NET INVESTMENT INCOME	21,180

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OPTIONS CONTRACTS
Net realized gain (loss) on:
Investments	1,031,673
Options purchased	(260,705)
Options written	324,417
Net realized gain on investments and options contracts	1,095,385
Net change in unrealized appreciation (depreciation) on:
Investments	(897,662)
Options purchased	39,763
Options written	85,014
Net change in unrealized depreciation on investments and options contracts	(772,885)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND OPTIONS CONTRACTS	322,500

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$343,680

See accompanying notes to financial statements.

IRON HORSE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	September 30, 2016	Year Ended
	(Unaudited)	March 31, 2016
FROM OPERATIONS
Net investment income	$21,180	$156,630
Net realized gain (loss) on investments and options contracts	1,095,385	(1,245,415)
Net change in unrealized appreciation (depreciation) on investments and options contracts	(772,885)	1,025,992
Net increase (decrease) in net assets resulting from operations	343,680	(62,793)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(120,427)	(284,752)
Class I	(130,571)	(705,230)
From net investment income:
Class A	(4,175)	(40,314)
Class I	(18,085)	(132,732)
Net decrease in net assets resulting from distributions to shareholders	(273,258)	(1,163,028)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	656,963	1,377,025
Class I	1,630,329	4,920,676
Net asset value of shares issued in reinvestment of distributions:
Class A	122,367	317,470
Class I	145,704	792,606
Payments for shares redeemed:
Class A	(5,282,216)	(5,560,568)
Class I	(3,238,172)	(23,520,458)
Net decrease in net assets from shares of beneficial interest	(5,965,025)	(21,673,249)

TOTAL DECREASE IN NET ASSETS	(5,894,603)	(22,899,070)

NET ASSETS
Beginning of Period	17,515,132	40,414,202
End of Period*	$11,620,529	$17,515,132
* Includes undistributed net investment income of:	$14,686	$15,766

SHARE ACTIVITY
Class A:
Shares Sold	65,064	137,045
Shares Reinvested	12,274	32,125
Shares Redeemed	(525,292)	(554,710)
Net decrease in shares of beneficial interest outstanding	(447,954)	(385,540)

Class I:
Shares Sold	161,275	490,528
Shares Reinvested	14,602	80,378
Shares Redeemed	(320,591)	(2,393,014)
Net decrease in shares of beneficial interest outstanding	(144,714)	(1,822,108)

See accompanying notes to financial statements.

IRON HORSE FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A

	For the		For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Period Ended
	September 30, 2016		March 31, 2016		March 31, 2015		March 31, 2014		March 31, 2013		March 31, 2012 (1)
	(Unaudited)
Net asset value, beginning of period	$9.98		$10.21		$11.37		$10.60		$10.22		$10.00
Activity from investment operations:
Net investment income (2)	0.01		0.02		0.06		0.08		0.11		0.06
Net realized and unrealized gain on investments	0.16		0.06		0.45		0.93		0.67		0.22
Total from investment operations	0.17		0.08		0.51		1.01		0.78		0.28
Less distributions from:
Net investment income	(0.01)		(0.04)		(0.06)		(0.08)		(0.11)		(0.06)
Net realized gains	(0.15)		(0.27)		(1.61)		(0.16)		(0.29)		—
Total distributions	(0.16)		(0.31)		(1.67)		(0.24)		(0.40)		(0.06)
Net asset value, end of period	$9.99		$9.98		$10.21		$11.37		$10.60		$10.22
Total return (3)	1.76	% (4)	0.90%		4.51%		9.63%		7.90%		2.79	% (4)
Net assets, at end of period (000s)	$3,633		$8,098		$12,223		$11,842		$10,044		$8,511
Ratio of gross expenses to average net assets before waiver/recapture	2.71	% (6,7)	1.86%		1.57%		1.85	% (6)	2.51	% (6)	3.93	% (6,7)
Ratio of net expenses to average net assets after waiver/recapture	1.95	% (7)	1.95	% (5)	1.85	% (5)	1.85%		1.95%		1.95	% (7)
Ratio of net investment income to average net assets	0.13	% (7)	0.22%		0.49%		0.68%		1.11%		0.87	% (7)
Portfolio Turnover Rate	66	% (4)	279%		265%		114%		77%		43	% (4)

(1)	The Iron Horse Fund’s Class A shares commenced operations on July 7, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Represent the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.

(7)	Annualized.

See accompanying notes to financial statements.

IRON HORSE FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I

	For the		For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Period Ended
	September 30, 2016		March 31, 2016		March 31, 2015		March 31, 2014		March 31, 2013		March 31, 2012 (1)
	(Unaudited)
Net asset value, beginning of period	$9.98		$10.19		$11.35		$10.58		$10.21		$9.39
Activity from investment operations:
Net investment income (2)	0.02		0.06		0.09		0.10		0.14		0.05
Net realized and unrealized gain on investments	0.16		0.05		0.44		0.94		0.67		0.82
Total from investment operations	0.18		0.11		0.53		1.04		0.81		0.87
Less distributions from:
Net investment income	(0.02)		(0.05)		(0.08)		(0.11)		(0.15)		(0.05)
Net realized gains	(0.15)		(0.27)		(1.61)		(0.16)		(0.29)		—
Total distributions	(0.17)		(0.32)		(1.69)		(0.27)		(0.44)		(0.05)
Net asset value, end of period	$9.99		$9.98		$10.19		$11.35		$10.58		$10.21
Total return (3)	1.82	% (4)	1.24%		4.78%		9.91%		8.17%		9.30	% (4)
Net assets, at end of period (000s)	$7,981		$9,417		$28,191		$19,062		$10,825		$9,615
Ratio of gross expenses to average net assets before waiver/recapture	2.46	% (6,7)	1.50%		1.32%		1.60	% (6)	2.26	% (6)	2.85	% (6,7)
Ratio of net expenses to average net assets after waiver/recapture	1.70	% (7)	1.56	% (5)	1.60	% (5)	1.60%		1.70%		1.70	% (7)
Ratio of net investment income to average net assets	0.37	% (7)	0.63%		0.73%		0.93%		1.37%		1.39	% (7)
Portfolio Turnover Rate	66	% (4)	279%		265%		114%		77%		43	% (4)

(1)	The Iron Horse Fund’s Class I shares commenced operations on November 16, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Represent the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.

(7)	Annualized.

See accompanying notes to financial statements.

IRON HORSE FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Unaudited)

1.	ORGANIZATION

The Iron Horse Fund (the “Fund”), is a diversified series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is total return with less volatility than equity markets in general. The Fund commenced operations on July 7, 2011.

The Fund currently offers two classes of shares: Class A and Class I shares. Class A shares commenced operations on July 7, 2011 and Class I shares on November 16, 2011. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class I shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances

IRON HORSE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016 (Unaudited)

that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive

IRON HORSE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016 (Unaudited)

market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2016 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$10,674,808	$—	$—	$10,674,808
Partnership Shares	104,673	—	—	104,673
Short-Term Investments	1,162,808	—	—	1,162,808
Total	$11,942,289	$—	$—	$11,942,289
Liabilities *
Call Options Written	$353,541	$34,557	$—	$388,098
Total	$353,541	$34,557	$—	$388,098

The Fund did not hold any Level 3 securities during the period.

It is the Fund’s policy to recognize transfers between Level 1 and Level 2 at the end of the reporting period. There were no transfers into or out of Level 1 or Level 2 during the period.

*	Please refer to the Portfolio of Investments for Industry Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with Fund’s understanding of the applicable country’s tax rules and rates. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

IRON HORSE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016 (Unaudited)

Option Transactions – Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When the Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as a liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished. Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes. If a call option that the Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option. When the Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2013-2015, or expected to be taken in the Fund’s 2016 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of Nebraska and foreign jurisdictions where the Fund may make significant investments. However,

IRON HORSE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016 (Unaudited)

the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Fund will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Van Hulzen Asset Management, LLC (the “Advisor”), serves as investment advisor to the Fund. Subject to the authority of the Board, the Advisor is responsible for the management of the Fund’s investment portfolio. Pursuant to an Advisory Agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. Pursuant to a fee waiver agreement between the Advisor and the Trust on behalf of the Fund, as compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets through July 31, 2016. As of 8/1/16, the Fund pays the Advisor at an annual rate of 1.25% of the Fund’s average daily net assets. This fee waiver agreement shall remain in effect until at least July 31, 2017 and shall continue in effect for successive 12 month periods if such continuance is approved by the Board. For the six months ended September 30, 2016, the Advisor earned advisory fees of $75,803.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses, at least until July 31, 2017, to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred sales loads; brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund Officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor) do not exceed 1.95% and 1.70% of the daily average net assets attributable to the Class A and Class I shares respectively. For the six months ended September 30, 2016, the Advisor waived fees in the amount of $61,795.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses attributable to Class A and Class I shares are subsequently less than 1.95%, and 1.70% of average daily net assets, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 1.95% and 1.70% of average daily net assets for Class A and Class I shares, respectively. If Fund Operating Expenses attributable to Class A and Class I shares subsequently exceed 1.95% and 1.70% per annum of the Fund’s average daily net assets, respectively, the

IRON HORSE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016 (Unaudited)

reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). As of March 31, 2016 there were no fees subject to recapture.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Trust, with respect to the Fund, has adopted, the Trust’s Master Distribution and Shareholder Servicing Plan for Class A shares (the “Plan”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of Class A shares for such distribution and shareholder service activities. For the six months ended September 30, 2016, the Fund incurred distribution fees of $9,628 for Class A shares.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended September 30, 2016, the Distributor received $17,5756 in underwriting commissions for sales of Class A shares, of which $2,393 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the six months ended September 30, 2016 amounted to $27,000,033 and $10,093,223, respectively.

5.	DERIVATIVE TRANSACTIONS

Transactions in option contracts written during the six months ended September 30, 2016 were as follows:

	Contracts	Premiums Received
Outstanding at Beginning of Period	2,497	$387,577
Options written	14,866	2,079,988
Options closed	(8,233)	(1,215,214)
Options exercised	(3,866)	(537,302)
Options expired	(3,475)	(396,489)
Outstanding at End of Period	1,789	$318,560

IRON HORSE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016 (Unaudited)

For the six months ended September 30, 2016, the amount of net change in unrealized appreciation and net realized gain on purchased options subject to equity price risk amounted to $39,763 and $(260,705), respectively. The amount of net change in unrealized appreciation and net realized gain on written options subject to equity price risk amounted to $85,014 and $324,417, respectively, and are on the statement of operations under those headings. The fair value of these equity derivatives is $0 for purchased options included in investment securities on the statement of assets and liabilities, and $388,098 for written options under options written on the statement of assets and liabilities.

The notional value of the derivative instruments outstanding as of September 30, 2016 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Offsetting of Financial Assets and Derivative Assets –

During the six months ended September 30, 2016, the Fund was not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at September 30, 2016.

Gross Amounts Not Offset in the Statement
Liabilities:					of Assets & Liabilities
			Gross Amounts	Net Amounts
			Offset in the	Presented in the
	Gross Amounts		Statement of	Statement of
	of Recognized		Assets &	Assets &	Financial		Cash Collateral
Description	Liabilities		Liabilities	Liabilities	Instruments		Pledged/Received		Net Amount
Options Written, at value	$388,098	(1)	$—	$388,098	$388,098	(2)	$—	(2)	$—
Total	$388,098		$—	$388,098	$388,098		$—		$—

(1)	Written options at value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended March 31, 2016 and March 31, 2015 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2016	March 31, 2015
Ordinary Income	$236,222	$2,182,359
Long-Term Capital Gain	926,806	3,097,322
	$1,163,028	$5,279,681

As of March 31, 2016, the components of distributable earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficit)
$15,766	$—	$(1,625,260)	$(43,491)	$(60,722)	$192,817	$(1,520,890)

The difference between book basis and tax basis unrealized appreciation and accumulated net realized loss is primarily attributable to the tax deferral of losses on wash sales, straddles and the mark to market

IRON HORSE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016 (Unaudited)

treatment of open 1256 option contracts. In addition, the amount listed under other book/tax differences for the Fund is primarily attributable to the tax deferral of losses on straddles.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $1,625,260.

At March 31, 2016, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$—	$43,491	$43,491

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions and adjustments related to real estate investment trusts and grantor trusts, resulted in reclassification for the year ended March 31, 2016 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income/(Loss)	Gains/(Loss)
$—	$32,182	$(32,182)

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2016, LPL Financial held approximately 27.01% of the voting securities of the Fund for the benefit of others.

8.	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements other than the following:

On Tuesday, May 17th, 2016, the Board of Trustees of Northern Lights Fund Trust (“Trust”) approved the reorganization of the Iron Horse Fund, a series of the Trust, into a new series of Mutual Fund and Variable Insurance Trust, as the Rational Iron Horse Fund (the “Reorganization”). A complete proxy statement and prospectus describing the Reorganization, including a summary of all relevant factors reviewed by the Trust’s Board of Trustees before approving the Reorganization will be filed with the Securities and Exchange Commission and mailed to shareholders.

IRON HORSE FUND
EXPENSE EXAMPLES
September 30, 2016 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and contingent deferred sales charges (CDSCs); (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2016 through September 30, 2016.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
	Fund’s		Actual		(5% return before expenses)
	Annualized	Beginning	Ending	Expenses	Ending	Expenses
	Expense	Account Value	Account Value	Paid During	Account Value	Paid During
	Ratio	4/1/16	9/30/16	Period*	9/30/16	Period*

Class A	1.95%	$1,000.00	$1,017.60	$9.86	$1,015.29	$9.85
Class I	1.70%	$1,000.00	$1,018.20	$8.60	$1,016.55	$8.59

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-241-7514 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-241-7514.

INVESTMENT ADVISOR

Van Hulzen Asset Management, LLC

950 Iron Point Road, Suite 290

Folsom, CA 95630

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Dr., Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 12/6/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 12/6/16

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 12/6/16